HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Fair Value of Derivatives and Consolidated Balance Sheet Location

The following table presents, in thousands, the fair value of the Company’s derivatives and consolidated balance sheet location.

	Liability Derivatives
	2012
	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments:
Interest rate swaps	Accrued expenses	$2,346

Impact of Interest Rate Swaps on Consolidated Statement of Operations

The following presents, in thousands, the impact of interest rate swaps on the consolidated statements of operations for 2013, 2012 and 2011, respectively.

	Amount of gain recognized in OCI for the years ended December 31,			Amount of gain (loss) recognized in earnings on hedges (ineffective portion) for the years ended December 31,
Derivatives designated as hedging instruments	2013	2012	2011	2013	2012	2011
Interest rate swaps	$1,786	$2,950	$7,260	$—	$—	$202

	Amount of gain (loss) reclassified from OCI into earnings for the years ended December 31,
Location of (gain) loss reclassified from OCI into net income	2013	2012	2011
Interest expense	$3,550	$(6,910)	$(5,188)